Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2015-LC22
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-LC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	15		General	(305) 229-6465
Principal Prepayment Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	17	Trust Advisor	Park Bridge Lender Services LLC
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	18
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	20		Bank, N.A.
Specially Serviced Loan Detail - Part 2	21-22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	26		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989TAW4	1.639000%	46,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989TAX2	2.995000%	23,443,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989TAY0	3.572000%	220,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989TAZ7	3.839000%	302,267,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989TBA1	3.571000%	82,712,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989TBB9	4.207000%	69,870,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.75%
B	94989TBE3	4.871829%	56,619,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.88%
C	94989TBF0	4.871829%	42,162,000.00	2,309,702.12	218,357.74	9,377.06	0.00	0.00	227,734.80	2,091,344.38	98.22%	12.50%
D	94989TBH6	4.871829%	44,573,000.00	44,573,000.00	0.00	180,960.05	0.00	0.00	180,960.05	44,573,000.00	60.24%	7.88%
E	94989TAL8	3.356000%	22,888,000.00	22,888,000.00	0.00	64,010.11	0.00	0.00	64,010.11	22,888,000.00	40.74%	5.50%
F	94989TAN4	3.356000%	9,637,000.00	9,637,000.00	0.00	26,951.48	0.00	0.00	26,951.48	9,637,000.00	32.53%	4.50%
G	94989TAQ7	3.356000%	43,368,520.00	38,174,414.36	0.00	69,547.42	0.00	0.00	69,547.42	38,174,414.36	0.00%	0.00%
R	94989TAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989TAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			963,724,522.00	117,582,116.48	218,357.74	350,846.12	0.00	0.00	569,203.86	117,363,758.74

X-A	94989TBC7	4.871829%	744,477,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989TAA2	1.515829%	22,888,000.00	22,888,000.00	0.00	28,911.92	0.00	0.00	28,911.92	22,888,000.00
X-F	94989TAC8	1.515829%	9,637,000.00	9,637,000.00	0.00	12,173.37	0.00	0.00	12,173.37	9,637,000.00
X-G	94989TAE4	1.515829%	43,368,520.00	38,174,414.36	0.00	48,221.58	0.00	0.00	48,221.58	38,174,414.36
Notional SubTotal			820,370,520.00	70,699,414.36	0.00	89,306.87	0.00	0.00	89,306.87	70,699,414.36

Deal Distribution Total					218,357.74	440,152.99	0.00	0.00	658,510.73

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989TAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989TAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989TAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989TAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989TBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989TBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989TBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989TBF0	54.78160713	5.17901760	0.22240548	0.00000000	0.00000000	0.00000000	0.00000000	5.40142308	49.60258954
D	94989TBH6	1,000.00000000	0.00000000	4.05985799	0.00000000	0.00000000	0.00000000	0.00000000	4.05985799	1,000.00000000
E	94989TAL8	1,000.00000000	0.00000000	2.79666681	0.00000000	0.00000000	0.00000000	0.00000000	2.79666681	1,000.00000000
F	94989TAN4	1,000.00000000	0.00000000	2.79666701	0.00000000	0.00000000	0.00000000	0.00000000	2.79666701	1,000.00000000
G	94989TAQ7	880.23327427	0.00000000	1.60363831	0.85808070	28.65708329	0.00000000	0.00000000	1.60363831	880.23327427
R	94989TAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989TAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989TBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989TAA2	1,000.00000000	0.00000000	1.26319119	0.00000000	0.00000000	0.00000000	0.00000000	1.26319119	1,000.00000000
X-F	94989TAC8	1,000.00000000	0.00000000	1.26319083	0.00000000	0.00000000	0.00000000	0.00000000	1.26319083	1,000.00000000
X-G	94989TAE4	880.23327427	0.00000000	1.11190283	0.00000000	0.00000000	0.00000000	0.00000000	1.11190283	880.23327427

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	07/01/26 - 07/30/26	30	0.00	28,911.92	0.00	28,911.92	0.00	0.00	0.00	28,911.92	0.00
X-F	07/01/26 - 07/30/26	30	0.00	12,173.37	0.00	12,173.37	0.00	0.00	0.00	12,173.37	0.00
X-G	07/01/26 - 07/30/26	30	0.00	48,221.58	0.00	48,221.58	0.00	0.00	0.00	48,221.58	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	9,377.06	0.00	9,377.06	0.00	0.00	0.00	9,377.06	0.00
D	07/01/26 - 07/30/26	30	0.00	180,960.05	0.00	180,960.05	0.00	0.00	0.00	180,960.05	0.00
E	07/01/26 - 07/30/26	30	0.00	64,010.11	0.00	64,010.11	0.00	0.00	0.00	64,010.11	0.00
F	07/01/26 - 07/30/26	30	0.00	26,951.48	0.00	26,951.48	0.00	0.00	0.00	26,951.48	0.00
G	07/01/26 - 07/30/26	30	1,205,601.60	106,761.11	0.00	106,761.11	37,213.69	0.00	0.00	69,547.42	1,242,815.29
Totals			1,205,601.60	477,366.68	0.00	477,366.68	37,213.69	0.00	0.00	440,152.99	1,242,815.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989TBB9	N/A	69,870,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989TBE3	N/A	56,619,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989TBF0	4.871829%	42,162,000.00	2,309,702.12	218,357.74	9,377.06	0.00	0.00	227,734.80	2,091,344.38
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,651,000.03	2,309,702.12	218,357.74	9,377.06	0.00	0.00	227,734.80	2,091,344.38

Exchangeable Certificate Details
PEX	94989TBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	658,510.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	478,591.81	Master Servicing Fee	506.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	265.88
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	50.63
ARD Interest	0.00	Trust Advisor Fee	192.38
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	478,591.81	Total Fees	1,225.14

Principal		Expenses/Reimbursements
Scheduled Principal	218,357.74	Reimbursement for Interest on Advances	1,353.02
Unscheduled Principal Collections		ASER Amount	532.71
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,327.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	218,357.74	Total Expenses/Reimbursements	37,213.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	440,152.99
Excess Liquidation Proceeds	0.00	Principal Distribution	218,357.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	658,510.73
Total Funds Collected	696,949.55	Total Funds Distributed	696,949.56

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	117,582,116.48	117,582,116.48	Beginning Certificate Balance	117,582,116.48
(-) Scheduled Principal Collections	218,357.74	218,357.74	(-) Principal Distributions	218,357.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	117,363,758.74	117,363,758.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	118,025,798.55	118,025,798.55	Ending Certificate Balance	117,363,758.74
Ending Actual Collateral Balance	117,981,166.72	117,981,166.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	19,864,110.56	16.93%	(13)	5.4627	1.251101
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	82,669,856.95	70.44%	(11)	4.5820	1.533400
4,000,001 to 5,000,000	2	8,642,817.03	7.36%	(12)	4.4159	1.949127	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	11,339,445.91	9.66%	(13)	5.4655	1.258394	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,186,974.20	5.27%	(12)	4.7300	3.777400	1.81 to 1.90	1	4,572,817.03	3.90%	(12)	4.5280	1.824100
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,524,664.65	7.26%	(13)	5.4590	1.241400	2.01 to 2.25	1	4,070,000.00	3.47%	(12)	4.2900	2.089600
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	1	6,186,974.20	5.27%	(12)	4.7300	3.777400
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
70,000,001 to 90,000,000	1	82,669,856.95	70.44%	(11)	4.5820	1.533400
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	891,470.92	0.76%	(13)	5.7330	1.217200
							Lodging	1	8,524,664.65	7.26%	(13)	5.4590	1.241400
Connecticut	1	4,572,817.03	3.90%	(12)	4.5280	1.824100
							Multi-Family	1	6,186,974.20	5.27%	(12)	4.7300	3.777400
Idaho	2	10,256,974.20	8.74%	(12)	4.5554	3.107676
							Office	3	92,630,420.43	78.93%	(11)	4.6135	1.534402
Illinois	1	8,524,664.65	7.26%	(13)	5.4590	1.241400
							Retail	8	10,021,699.46	8.54%	(13)	5.1470	1.571498
New Jersey	2	88,057,603.40	75.03%	(11)	4.6180	1.519358
							Totals	13	117,363,758.74	100.00%	(11)	4.7266	1.634530
Tennessee	6	5,060,228.54	4.31%	(13)	5.7330	1.217200

Totals	13	117,363,758.74	100.00%	(11)	4.7266	1.634530

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	4,070,000.00	3.47%	(12)	4.2900	2.089600	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	93,429,648.18	79.61%	(11)	4.5892	1.696227	49 months or greater	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
	5.001% to 5.250%	1	5,387,746.45	4.59%	(12)	5.1700	1.303900
	5.251% or greater	2	14,476,364.11	12.33%	(13)	5.5717	1.231451
	Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	7	117,363,758.74	100.00%	(11)	4.7266	1.634530	Interest Only	1	4,070,000.00	3.47%	(12)	4.2900	2.089600
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	113,293,758.74	96.53%	(11)	4.7423	1.618182
	Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	108,720,941.71	92.64%	(11)	4.7513	1.609521			No outstanding loans in this group
	13 months to 24 months	2	8,642,817.03	7.36%	(12)	4.4159	1.949127
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	117,363,758.74	100.00%	(11)	4.7266	1.634530
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	28000747	OF	Rutherford	NJ	Actual/360	4.582%	326,750.85	143,892.81	0.00	N/A	09/06/25	--	82,813,749.76	82,669,856.95	05/06/26
19	28000694	LO	Lisle	IL	Actual/360	5.459%	40,221.55	31,646.32	0.00	N/A	07/06/25	--	8,556,310.97	8,524,664.65	08/06/26
36	300571363	MF	Rexburg	ID	Actual/360	4.730%	25,249.67	12,222.19	0.00	N/A	08/06/25	--	6,199,196.39	6,186,974.20	07/06/26
37	28000713	RT	Various	Various	Actual/360	5.733%	29,438.16	11,365.94	0.00	N/A	07/06/25	--	5,963,065.40	5,951,699.46	11/06/25
46	300571371	OF	Bloomfield	NJ	Actual/360	5.170%	24,030.02	9,900.04	0.00	N/A	08/06/25	--	5,397,646.49	5,387,746.45	05/06/26
53	28000739	OF	Greenwich	CT	Actual/360	4.528%	17,866.30	9,330.44	0.00	N/A	08/06/25	--	4,582,147.47	4,572,817.03	05/06/26
64	410929915	RT	Idaho Falls	ID	Actual/360	4.290%	15,035.26	0.00	0.00	N/A	08/11/25	--	4,070,000.00	4,070,000.00	06/11/25
Totals							478,591.81	218,357.74	0.00				117,582,116.48	117,363,758.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,418,698.90	0.00	--	--	07/13/26	485,457.43	7,687.89	469,951.94	1,410,870.88	0.00	0.00
19	2,485,891.00	360,478.25	01/01/26	03/31/26	08/11/26	1,902,325.53	0.00	0.00	0.00	0.00	0.00
36	1,001,891.42	435,291.63	01/01/26	03/31/26	03/11/26	0.00	0.00	37,445.17	37,445.17	0.00	0.00
37	604,555.12	0.00	--	--	06/11/26	0.00	0.00	40,754.29	367,009.00	0.00	0.00
46	578,088.00	0.00	--	--	11/12/25	0.00	21,304.11	33,884.97	101,721.08	87,202.32	0.00
53	608,760.25	317,825.02	01/01/25	06/30/25	01/12/26	0.00	4,390.07	0.00	0.00	1,259.71	0.00
64	366,300.00	91,575.00	01/01/25	03/31/25	07/13/26	144,371.71	1,048.24	14,468.55	204,609.40	0.00	0.00
Totals	15,064,184.69	1,205,169.90				2,532,154.67	34,430.31	596,504.93	2,121,655.53	88,462.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	10,021,699.46	0	0.00	0	0.00	0	0.00	4.726634%	4.464534%	(11)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	10,033,065.40	0	0.00	0	0.00	0	0.00	4.726774%	4.464674%	(10)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	5,975,322.40	0	0.00	0	0.00	0	0.00	4.726917%	4.464817%	(9)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	1	5,986,572.29	0	0.00	0	0.00	1	4,983,751.07	4.727053%	4.464953%	(8)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	5,998,717.52	1	6,237,188.77	0	0.00	0	0.00	4.734199%	4.472099%	(7)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.734331%	4.472231%	(6)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.734477%	4.472377%	(5)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,334,335.78	4.734606%	4.472506%	(4)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.728800%	4.466700%	(3)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745223%	4.491793%	(2)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.720283%	4.517217%	(1)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	15,663,647.30	4.720407%	4.517378%	0
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	28000747	05/06/26	2	5	469,951.94	1,410,870.88	8,965.00	83,110,318.15	05/19/25	2
36	300571363	07/06/26	0	5	37,445.17	37,445.17	0.00	6,199,196.39	08/19/25	4
37	28000713	11/06/25	8	5	40,754.29	367,009.00	203,270.69	6,057,629.67	07/16/25	7			03/03/26
46	300571371	05/06/26	2	5	33,884.97	101,721.08	87,202.32	5,418,084.94	08/11/25	11
53	28000739	05/06/26	2	5	0.00	0.00	1,259.71	4,601,272.87	10/16/25	2
64	410929915	06/11/25	13	5	14,468.55	204,609.40	26,687.99	4,070,000.00	05/28/25	7			07/09/26
Totals					596,504.93	2,121,655.53	327,385.71	109,456,502.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		117,363,759	8,524,665	98,817,395		10,021,699
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	117,363,759	14,711,639	0	92,630,420	0	10,021,699
Jul-26	117,582,116	8,556,311	6,199,196	92,793,544	0	10,033,065
Jun-26	117,814,498	14,801,287	0	92,967,888	4,070,000	5,975,322
May-26	118,031,000	97,148,853	0	0	14,895,575	5,986,572
Apr-26	123,257,849	19,886,398	0	0	97,372,733	5,998,718
Mar-26	123,484,284	5,008,029	0	0	118,476,256	0
Feb-26	123,756,965	8,718,849	0	0	115,038,116	0
Jan-26	123,981,345	13,783,049	0	0	110,198,296	0
Dec-25	133,558,402	8,780,181	0	0	124,778,222	0
Nov-25	138,624,402	0	0	0	138,624,402	0
Oct-25	157,812,631	0	0	0	157,812,631	0
Sep-25	158,125,603	95,528,088	0	0	62,597,515	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	28000747	82,669,856.95	83,110,318.15	90,000,000.00	05/12/26	8,660,428.66	1.53340	12/31/25	09/06/25	228
19	28000694	8,524,664.65	8,524,664.70	6,100,000.00	07/07/26	267,666.25	1.24140	03/31/26	07/06/25	166
36	300571363	6,186,974.20	6,199,196.39	15,000,000.00	02/18/26	424,641.63	3.77740	03/31/26	08/06/25	228
37	28000713	5,951,699.46	6,057,629.67	7,400,000.00	05/15/26	596,014.12	1.21720	12/31/25	07/06/25	228
46	300571371	5,387,746.45	5,418,084.94	7,900,000.00	10/17/25	530,935.00	1.30390	12/31/25	08/06/25	228
53	28000739	4,572,817.03	4,601,272.87	7,600,000.00	12/09/25	297,668.52	1.82410	06/30/25	08/06/25	228
64	410929915	4,070,000.00	4,070,000.00	4,600,000.00	05/26/26	91,212.75	2.08960	03/31/25	08/11/25	I/O
Totals		117,363,758.74	117,981,166.72	138,600,000.00		10,868,566.93

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	28000747	OF	NJ	05/19/25	2

The motion for summary judgment was was granted as of 06/15/2026. Counsel is awaiting confirmation of the Sheriff's calendar to schedule a foreclosure sale date.It is anticipated that a sale can take place in October 2026.

19	28000694	LO	IL	10/22/25	13

The title commitment has been received, and the foreclosure complaint has been drafted. The loan remains in maturity default; however, the Borrower continues to remit scheduled monthly debt service payments, which have been received

	through July 6, 2026. The Special Servicer is finalizing its review of a workout proposal submitted by the Borrower while preserving all available enforcement remedies.

36	300571363	MF	ID	08/19/25	4

A Forbearance Agreement was entered into on 3/31/26 with the Forbearance Period ending on 8/6/26. Borrower is under contract to sell the property. Borrower communicated that they may need additional time to allow buyer to close. Special

	Servicer is in act ive discussions with Borrower regarding this request for additional time. Q1 2026 T12 financials show the property performing at a 2.34x NOI DSCR, and occupancy of 99.65%.

37	28000713	RT	Various	07/16/25	7

Special Servicer has successfully taken title to all 7 Dollar General properties. Six of the properties are located in Tennessee, while one is located in Alabama. REO is currently assessing the portfolio to determine the optimal disposition strategy.

46	300571371	OF	NJ	08/11/25	11

The Borrower received final committee approval with the new lender and is working towards a loan closing prior to the end of August 2026. The Special Servicer simultaneously filed a foreclosure complaint on July 17, 2026 in the event the

	refinance does no t close.

53	28000739	OF	CT	10/16/25	2

Special Servicer has since received CCR Approval to proceed with foreclosure. Lis Pendens has been recorded with the Greenwich Town Clerk's Office as of 06/04/2026. A receivership motion hearing was held on 07/27/2026. A second hearing

	for oral arguments was subsequently scheduled for 08/19/2026. Most recent Borrower provided financials are as of Q3 2025 which report a 2.06x DSCR (NOI), 98% occupancy and 13% debt yield.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
64	410929915	RT	ID	05/28/25	7

The property was foreclosed on July 9, 2026, and a Property Management Agreement has been executed with The Woodmont Company. The property is currently 100% occupied, with Walgreens on a NNN lease and a next termination option in

2035. Given the lengthy r emaining term and healthy current cash flow, REO is contemplating hold and sell strategies with no immediate plans for a sell. Separately, REO is evaluating a request from an adjacent developer for a cross-access easement amendment, which will require the tenant's written consent under the lease before any modification can proceed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	310928283	0.00	4.65000%	0.00	4.65000%	10	10/29/21	04/11/20	--
21	310928283	0.00	4.65000%	0.00	4.65000%	10	11/25/25	04/11/20	--
31	300571361	7,076,820.73	5.19000%	6,982,232.03	5.19000%	10	03/31/21	03/31/21	03/31/21
31	300571361	0.00	5.19000%	0.00	5.19000%	10	03/26/21	03/31/21	--
36	300571363	0.00	4.73000%	0.00	4.73000%	10	03/31/26	08/06/25	--
45	300571390	0.00	4.90000%	0.00	4.90000%	10	06/22/21	06/06/21	--
48	28000759	5,033,960.86	4.65000%	5,033,960.86	4.65000%	10	07/24/20	08/06/20	08/11/20
Totals		12,110,781.59		12,016,192.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A	28100723	07/17/25	14,267,558.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
14	310928974	11/18/25	12,550,528.72	19,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
21	310928283	01/16/26	9,353,602.45	13,000,000.00	9,499,804.73	100,196.67	9,499,804.73	9,399,608.06	0.00	0.00	0.00	0.00	0.00%
38	410930157	11/18/25	6,380,179.26	9,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
39	300571369	03/17/22	5,957,627.09	5,400,000.00	5,502,395.07	2,176,602.92	5,502,395.07	3,325,792.15	2,631,834.94	0.00	631,880.53	1,999,954.41	28.57%
44	300571366	05/17/23	5,552,495.28	4,800,000.00	4,290,639.64	1,930,930.41	4,290,639.64	2,359,709.23	3,192,786.05	0.00	(1,365.44)	3,194,151.49	50.70%
45	300571390	05/15/26	4,996,254.76	5,700,000.00	5,315,566.76	152,417.88	5,315,566.76	5,163,148.88	0.00	0.00	0.00	0.00	0.00%
52	300571337	06/17/25	4,077,868.88	10,000,000.00	4,163,738.85	84,029.15	4,163,738.85	4,079,709.70	0.00	0.00	0.00	0.00	0.00%
92	410922924	09/17/25	1,248,586.16	2,400,000.00	1,327,872.43	67,166.78	1,327,872.43	1,260,705.65	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			64,384,701.28	70,600,000.00	30,100,017.48	4,511,343.81	30,100,017.48	25,588,673.67	5,824,620.99	0.00	630,515.09	5,194,105.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	28100723	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	310928974	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	310928283	01/16/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	410930157	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	300571369	12/15/23	0.00	0.00	1,999,954.41	0.00	0.00	(191.42)	0.00	0.00	1,999,954.41
		09/15/23	0.00	0.00	2,000,145.83	0.00	0.00	191.42	0.00	0.00
		08/17/23	0.00	0.00	1,999,954.41	0.00	0.00	191.42	0.00	0.00
		04/17/23	0.00	0.00	1,999,762.99	0.00	0.00	(632,071.95)	0.00	0.00
		03/17/22	0.00	0.00	2,631,834.94	0.00	0.00	2,631,834.94	0.00	0.00
44	300571366	12/15/23	0.00	0.00	3,194,151.49	0.00	0.00	(114.33)	0.00	0.00	3,194,151.49
		09/15/23	0.00	0.00	3,194,265.82	0.00	0.00	1,479.77	0.00	0.00
		05/17/23	0.00	0.00	3,192,786.05	0.00	0.00	3,192,786.05	0.00	0.00
45	300571390	05/15/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	300571337	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
92	410922924	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	5,194,105.90	0.00	0.00	5,194,105.90	0.00	0.00	5,194,105.90

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,827.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,353.02	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	3,500.00	0.00	0.00	532.71	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,327.96	0.00	0.00	532.71	0.00	0.00	1,353.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,213.69

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27